NOTE 10 - PENSION PLANS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Benefit Obligation:	2012	2011
Benefit obligation at beginning of year	$6,877	$6,336
Interest cost	298	320
Actuarial loss	770	690
Benefits paid	(477)	(469)
Benefit obligation at end of year	7,468	6,877

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Change in Plan Assets:
Fair value of plan assets at beginning of year	4,100	4,530
Actual return (loss) on plan assets	563	(96)
Employer contributions	307	153
Expenses	(21)	(18)
Benefits paid	(477)	(469)
Fair value of plan assets at end of year	4,472	4,100

Unfunded status	$(2,996)	$(2,777)

Amounts recognized in the consolidated balance sheets consist of:
Accrued expense - current	$(355)	$(308)
Other liabilities - long term	(2,641)	(2,469)
	$(2,996)	$(2,777)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss	$(4,126)	$(3,773)

Information for pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	$7,468	$6,877
Accumulated benefit obligation	7,468	6,877
Fair value of plan assets	4,472	4,100

Schedule of Net Benefit Costs [Table Text Block]
The following tables set forth the changes in benefit obligations and plan assets, and reconciles amounts recognized in the Company’s consolidated balance sheets:

Components of Net Periodic Benefit Cost:
Interest cost	$298	$320
Service cost	20	25
Expected return on plan assets	(283)	(308)
Amortization of net loss	138	101
Net periodic benefit cost	173	138

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Current year net loss	491	1,087
Amortization of loss	(138)	(101)
Total recognized in other comprehensive income	353	986
Total recognized in net periodic benefit cost and other comprehensive income	$526	$1,124

Schedule of Assumptions Used [Table Text Block]
The estimated amount of net loss that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in 2013 is $153.

Discount rate	3.50%	4.50%
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine net benefit cost:
Discount rate	4.50%	5.25%
Rate of compensation increase	n/a	n/a
Expected return on plan assets	7.00%	7.00%

Schedule of Allocation of Plan Assets [Table Text Block]
Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk while also providing adequate liquidity to meet benefit payment requirements.

	Dec. 29, 2012	Dec. 31, 2011	Allocation
Asset Category	2012	2011	2012	2011
Equities:
U.S. large cap	$2,217	$2,077	46%	46%
U.S. mid cap	467	444	7	7
U.S. small cap	207	189	4	4
International developed	395	345	13	13
Emerging markets	288	253	5	5
Total equities	3,574	3,308	75	75
Fixed income:
Investment grade taxable	336	285	13	13
International developed bonds	18	18	1	1
Global high yield taxable	61	58	2	2
Total fixed income	415	361	16	16
Real estate:
Public reits	156	127	6	6
Tangible assets:
Commodities	166	191	3	3
Cash	161	113	0	0
Total	$4,472	$4,100	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]	The following benefit payments are expected to be paid:

2013	$490
2014	491
2015	479
2016	471
2017	460
Years 2018 –2022	2,330